SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO ALTERNATIVE FUNDS
For the Wells Fargo Alternative Risk Premia Fund (the “Fund”)

Effective at the close of business on January 30, 2019, the Fund is closed to new investors.

January 30, 2019	ALIT019/P704SP